Average Annual Total Returns - Stone Ridge High Yield Reinsurance Risk Premium Fund	Mar. 01, 2021
Class I
Average Annual Return:
1 Year	6.87%
5 Years	3.49%
Since Inception	4.80%
Inception Date	Feb. 01, 2013
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	4.17%
5 Years	1.21%
Since Inception	2.24%
Inception Date	Feb. 01, 2013
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.02%
5 Years	1.65%
Since Inception	2.52%
Inception Date	Feb. 01, 2013
Class M
Average Annual Return:
1 Year	6.70%
5 Years	3.35%
Since Inception	4.66%
Inception Date	Feb. 01, 2013